Securities - Expected Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount [Abstract]
Due in One Year or Less, Amount	$ 568
Due in One Year or Less, Yield	0.01%
Due after One Year through Five Years, Amount	$ 18,325
Due after One Year through Five Years, Yield	2.30%
Due after Five Years through Ten Years, Amount	$ 62,978
Due after Five Years though Ten Years, Yield	2.50%
Due after Ten Years, Amount	$ 2,754
Due after Ten Years, Yield	2.82%
Amortized Cost	$ 84,625	$ 59,766
Total, Yield	2.45%
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Debt Securities Carried at Fair Value	$ 322,380	320,695
Held-to-maturity Securities, Debt Maturities, Fair Value [Abstract]
Due in One Year or Less, Amount	569
Due after One Year through Five Years, Amount	18,356
Due after Five Years though Ten Years, Amount	62,360
Due after Ten Years, Amount	2,761
Held-to-maturity Securities, Fair Value	84,046	$ 59,641
Agency
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 57
Due in One Year or Less, Yield	4.40%
Due after One Year through Five Years, Amount	$ 28,943
Due after One Year through Five Years, Yield	2.40%
Due after Five Years though Ten Years, Amount	$ 197,797
Due after Five Years though Ten Years, Yield	2.80%
Due after Ten Years, Amount	$ 3,050
Due after Ten Years, Yield	2.90%
Total, Amount	$ 229,847
Total, Yield	2.75%
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 59
Due after One Year through Five Years, Amount	29,150
Due after Five Years though Ten Years, Amount	196,720
Due after Ten Years, Amount	3,018
Debt Securities Carried at Fair Value	228,947
Agency-collateralized mortgage obligations
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 157
Due in One Year or Less, Yield	1.10%
Due after One Year through Five Years, Amount	$ 3,077
Due after One Year through Five Years, Yield	2.20%
Due after Five Years though Ten Years, Amount	$ 7,702
Due after Five Years though Ten Years, Yield	2.80%
Due after Ten Years, Amount	$ 0
Due after Ten Years, Yield	0.00%
Total, Amount	$ 10,936
Total, Yield	2.61%
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 157
Due after One Year through Five Years, Amount	3,056
Due after Five Years though Ten Years, Amount	7,779
Due after Ten Years, Amount	0
Debt Securities Carried at Fair Value	10,992
Commercial
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 205
Due in One Year or Less, Yield	2.16%
Due after One Year through Five Years, Amount	$ 615
Due after One Year through Five Years, Yield	2.10%
Due after Five Years though Ten Years, Amount	$ 6,356
Due after Five Years though Ten Years, Yield	2.70%
Due after Ten Years, Amount	$ 0
Due after Ten Years, Yield	0.00%
Total, Amount	$ 7,176
Total, Yield	2.63%
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 223
Due after One Year through Five Years, Amount	618
Due after Five Years though Ten Years, Amount	6,324
Due after Ten Years, Amount	0
Debt Securities Carried at Fair Value	7,165
Non-agency residential
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 320
Due in One Year or Less, Yield	5.00%
Due after One Year through Five Years, Amount	$ 1,123
Due after One Year through Five Years, Yield	4.99%
Due after Five Years though Ten Years, Amount	$ 1,165
Due after Five Years though Ten Years, Yield	4.18%
Due after Ten Years, Amount	$ 3,989
Due after Ten Years, Yield	7.90%
Total, Amount	$ 6,597
Total, Yield	6.60%
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 354
Due after One Year through Five Years, Amount	1,102
Due after Five Years though Ten Years, Amount	1,263
Due after Ten Years, Amount	3,950
Debt Securities Carried at Fair Value	6,669
Mortgage-backed securities
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 739
Due in One Year or Less, Yield	3.31%
Due after One Year through Five Years, Amount	$ 33,758
Due after One Year through Five Years, Yield	2.46%
Due after Five Years though Ten Years, Amount	$ 213,020
Due after Five Years though Ten Years, Yield	2.80%
Due after Ten Years, Amount	$ 7,039
Due after Ten Years, Yield	5.73%
Total, Amount	$ 254,556
Total, Yield	3.03%
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 793
Due after One Year through Five Years, Amount	33,926
Due after Five Years though Ten Years, Amount	212,086
Due after Ten Years, Amount	6,968
Debt Securities Carried at Fair Value	253,773
U.S. Treasury and agency securities
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 516
Due in One Year or Less, Yield	0.19%
Due after One Year through Five Years, Amount	$ 23,103
Due after One Year through Five Years, Yield	1.70%
Due after Five Years though Ten Years, Amount	$ 1,454
Due after Five Years though Ten Years, Yield	3.14%
Due after Ten Years, Amount	$ 2
Due after Ten Years, Yield	4.57%
Total, Amount	$ 25,075
Total, Yield	1.75%
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 516
Due after One Year through Five Years, Amount	23,266
Due after Five Years though Ten Years, Amount	1,493
Due after Ten Years, Amount	2
Debt Securities Carried at Fair Value	25,277
Non-U.S. securities
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 16,707
Due in One Year or Less, Yield	0.82%
Due after One Year through Five Years, Amount	$ 1,864
Due after One Year through Five Years, Yield	3.08%
Due after Five Years though Ten Years, Amount	$ 6
Due after Five Years though Ten Years, Yield	2.79%
Total, Amount	$ 18,577
Total, Yield	1.04%
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 16,720
Due after One Year through Five Years, Amount	1,884
Due after Five Years though Ten Years, Amount	6
Debt Securities Carried at Fair Value	18,610
Corporate/Agency bonds
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 40
Due in One Year or Less, Yield	3.97%
Due after One Year through Five Years, Amount	$ 69
Due after One Year through Five Years, Yield	4.20%
Due after Five Years though Ten Years, Amount	$ 131
Due after Five Years though Ten Years, Yield	3.41%
Due after Ten Years, Amount	$ 3
Due after Ten Years, Yield	3.67%
Total, Amount	$ 243
Total, Yield	3.93%
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 41
Due after One Year through Five Years, Amount	70
Due after Five Years though Ten Years, Amount	128
Due after Ten Years, Amount	4
Debt Securities Carried at Fair Value	243
Other taxable securities, substantially all asset-backed securities
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 2,918
Due in One Year or Less, Yield	1.11%
Due after One Year through Five Years, Amount	$ 4,596
Due after One Year through Five Years, Yield	1.28%
Due after Five Years though Ten Years, Amount	$ 2,268
Due after Five Years though Ten Years, Yield	2.38%
Due after Ten Years, Amount	$ 728
Due after Ten Years, Yield	3.96%
Total, Amount	$ 10,510
Total, Yield	1.67%
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 3,102
Due after One Year through Five Years, Amount	4,349
Due after Five Years though Ten Years, Amount	2,296
Due after Ten Years, Amount	722
Debt Securities Carried at Fair Value	10,469
Total taxable securities
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 20,920
Due in One Year or Less, Yield	0.94%
Due after One Year through Five Years, Amount	$ 63,390
Due after One Year through Five Years, Yield	2.13%
Due after Five Years though Ten Years, Amount	$ 216,879
Due after Five Years though Ten Years, Yield	2.81%
Due after Ten Years, Amount	$ 7,772
Due after Ten Years, Yield	5.57%
Total, Amount	$ 308,961
Total, Yield	2.61%
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 21,172
Due after One Year through Five Years, Amount	63,495
Due after Five Years though Ten Years, Amount	216,009
Due after Ten Years, Amount	7,696
Debt Securities Carried at Fair Value	308,372
Tax-exempt securities
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 836
Due in One Year or Less, Yield	1.27%
Due after One Year through Five Years, Amount	$ 5,127
Due after One Year through Five Years, Yield	1.31%
Due after Five Years though Ten Years, Amount	$ 5,879
Due after Five Years though Ten Years, Yield	1.35%
Due after Ten Years, Amount	$ 2,136
Due after Ten Years, Yield	1.55%
Total, Amount	$ 13,978
Total, Yield	1.36%
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 836
Due after One Year through Five Years, Amount	5,161
Due after Five Years though Ten Years, Amount	5,882
Due after Ten Years, Amount	2,129
Debt Securities Carried at Fair Value	14,008
Debt securities
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 21,756
Due in One Year or Less, Yield	0.95%
Due after One Year through Five Years, Amount	$ 68,517
Due after One Year through Five Years, Yield	2.06%
Due after Five Years though Ten Years, Amount	$ 222,758
Due after Five Years though Ten Years, Yield	2.77%
Due after Ten Years, Amount	$ 9,908
Due after Ten Years, Yield	4.70%
Total, Amount	$ 322,939
Total, Yield	2.56%
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	$ 22,008
Due after One Year through Five Years, Amount	68,656
Due after Five Years though Ten Years, Amount	221,891
Due after Ten Years, Amount	9,825
Debt Securities Carried at Fair Value	$ 322,380